Changes in Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following tables reflect the changes in AOCI related to limited partners' equity for the years ended December 31, 2017 and December 31, 2016:

Changes in Accumulated Other Comprehensive Income by Component (1)
(In thousands)	Gains and Losses on Cash Flow Hedges	Foreign Currency Translation	Total
Balance at December 31, 2016	$(15,950)	$18,891	$2,941

Other comprehensive income (loss) before reclassifications, net of tax ($4,330)	—	(14,849)	(14,849)

Amounts reclassified from accumulated other comprehensive income, net of tax ($1,484) (2)	7,975	—	7,975

Net other comprehensive income (loss)	7,975	(14,849)	(6,874)

Balance at December 31, 2017	$(7,975)	$4,042	$(3,933)

(1)	All amounts are net of tax. Amounts in parentheses indicate debits.

(2)	See Reclassifications Out of Accumulated Other Comprehensive Income table below for reclassification details.

Changes in Accumulated Other Comprehensive Income by Component (1)
(In thousands)	Gains and Losses on Cash Flow Hedges	Foreign Currency Translation	Total
Balance at December 31, 2015	$(19,300)	$22,591	$3,291

Other comprehensive income (loss) before reclassifications, net of tax $711 and $2,127	(3,960)	(3,700)	(7,660)

Amounts reclassified from accumulated other comprehensive income, net of tax ($1,361) (2)	7,310	—	7,310

Net other comprehensive income (loss)	3,350	(3,700)	(350)

Balance at December 31, 2016	$(15,950)	$18,891	$2,941

(1)	All amounts are net of tax. Amounts in parentheses indicate debits.

(2)	See Reclassifications Out of Accumulated Other Comprehensive Income table below for reclassification details.

Reclassification out of Accumulated Other Comprehensive Income

Reclassifications Out of Accumulated Other Comprehensive Income
Details about Accumulated Other Comprehensive Income Components	Amount Reclassified from Accumulated Other Comprehensive Income		Affected Line Item in the Statement Where Net Income is Presented
(In thousands)	Year ended 12/31/2017	Year ended 12/31/2016
Interest rate contracts	$9,459	$8,671	Net effect of swaps
Provision for taxes	(1,484)	(1,361)	Provision for taxes
Losses on cash flow hedges	$7,975	$7,310	Net of tax